Summary of significant accounting policies (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2020 USD ($)	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 USD ($)	Jan. 01, 2020 USD ($)
Property, plant, and equipment
Accumulated deficit		$ (78,733)	$ (33,386)	$ (13,704)
Cash, cash equivalents and investments		133,200
Proceeds from Series C financing, net		$ 61,798	$ 22,025
Number of reportable segment | segment		1
Series C Preference Shares
Property, plant, and equipment
Proceeds from Series C financing, net	$ 84,400
Proceeds from issuance of shares net of issuance costs	$ 73,200
Building improvements
Property, plant, and equipment
Estimated useful lives		10 years
Laboratory equipment
Property, plant, and equipment
Estimated useful lives		5 years
Office equipment
Property, plant, and equipment
Estimated useful lives		5 years
Information and communication equipment (ICT)
Property, plant, and equipment
Estimated useful lives		5 years